October 31, 2000

Farmers
Money Market Portfolio:
Premium Reserve
Money Market Shares

Semiannual Report



A mutual fund seeking to provide maximum current income to the extent consistent with stability of capital. The Fund invests exclusively in high quality money market instruments.



                                                       [LOGO] FARMERS
                                                              FINANCIAL SERVICES

Premium Reserve Money Market Shares

Date of Inception: 1/22/99  Total Net Assets as of 10/31/00: $9,533,724 thousand




Table of Contents


Letter to the Shareholders ................................................   4
Investment Portfolio ......................................................   5
Financial Statements ......................................................   12
Financial Highlights ......................................................   15
Notes to Financial Statements .............................................   16
Officers and Trustees .....................................................   20

Letter to the Shareholders

Dear Shareholders,

We appreciate your decision to invest in the Money Market Portfolio: Premium Reserve Money Market Shares. To provide you with an update of holdings, on the following pages you'll find the Money Market Portfolio's semiannual report for the year ended October 31, 2000. Included are the financial highlights for the Premium Reserve Money Market Shares.

Briefly, for the year ending October 31, 2000 the Portfolio registered performance and achieved its stated objective of providing maximum current income while maintaining stability of principal.

Portfolio Results
As of October 31, 2000
--------------------------------------------------------------------------------
                                                     Annualized Net Yield
                                                --------------------------------
                                                   12-Month    Current 7-Day
                                                --------------------------------
    Premium Reserve Money Market Shares             6.06%          6.08%
-------------------------------------------------------------------------------

Thank you for your investment. We look forward to serving your investment needs for years to come.

/s/Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

November 1, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. The Fund's net yield is the sum of the daily dividend rates for the period.

Like all money market funds, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Investment Portfolio as of October 31, 2000 (Unaudited)

                                                             Principal
                                                              Amount      Value
---------------------------------------------------------------------------------------

Commercial Paper -- 78.1%
---------------------------------------------------------------------------------------
Ace Overseas Corp.
   6.61%, 12/11/2000                                  $   76,700,000 $   76,146,056
---------------------------------------------------------------------------------------
Allfirst Bank
   6.62%*, 11/16/2000                                     45,000,000     44,997,299
---------------------------------------------------------------------------------------
American Honda Finance Corp.
   6.62%*, 11/10/2000-11/23/2000                         115,000,000    115,000,000
---------------------------------------------------------------------------------------
Asset Portfolio Funding
   6.61%, 12/18/2000                                     100,000,000     99,151,389
---------------------------------------------------------------------------------------
Associates Corp.
   6.52%-6.66%*, 11/17/2000-12/26/2000                   175,000,000    174,306,516
---------------------------------------------------------------------------------------
AT & T Corp.
   6.64%-6.72%, 2/14/2001-4/11/2001                      123,500,000    120,538,539
---------------------------------------------------------------------------------------
Atlantis One Funding
   6.68%-6.78%, 1/25/2001-2/26/2001                      183,745,000    180,503,423
---------------------------------------------------------------------------------------
Banc One Australia
   6.72%, 1/4/2001                                        20,000,000     19,764,978
---------------------------------------------------------------------------------------
Banco Bradesco
   6.60%, 11/14/2000                                      50,000,000     49,882,097
---------------------------------------------------------------------------------------
Banco de Galicia y Buenos Aires S.A.
   6.66%-6.69%, 3/20/2001-3/23/2001                       90,000,000     87,730,888
---------------------------------------------------------------------------------------
Bank of America Corp.
   6.78%, 1/11/2001                                      100,000,000     98,700,306
---------------------------------------------------------------------------------------
Bank One Corp.
   6.80%-7.17%*, 11/4/2000-5/8/2001                       60,000,000     59,999,990
---------------------------------------------------------------------------------------
Barclays US Funding Corp.
   6.65%, 2/15/2001                                      100,000,000     98,084,639
---------------------------------------------------------------------------------------
Barton Capital Corp.
   6.54%, 11/8/2000                                       50,000,000     49,936,708
---------------------------------------------------------------------------------------
Bavaria Finance Funding
   6.68%-6.70%, 1/8/2001-1/26/2001                        21,398,000     21,097,378
---------------------------------------------------------------------------------------
Bavaria Universal Funding
   6.56%-6.60%, 11/15/2000-11/17/2000                     70,311,000     70,119,770
---------------------------------------------------------------------------------------
Blue Ridge Asset Funding
   6.55%, 11/17/2000-11/21/2000                          117,882,000    117,487,222

    The accompanying notes are an integral part of the financial statements.


                                       5

                                                             Principal
                                                              Amount      Value
------------------------------------------------------------------------------------
British Gas Capital, Inc.
   6.68%, 1/17/2001                                   $   50,000,000 $   49,299,514
------------------------------------------------------------------------------------
British Telecommunications PLC
   6.71%-6.85%*, 1/9/2001-2/21/2001                      182,000,000    179,343,086
------------------------------------------------------------------------------------
California Pollution Control Financing Authority
   6.60%, 12/8/2000                                       39,750,000     39,750,000
------------------------------------------------------------------------------------
Capital One Funding Corp.
   6.65%*, 11/1/2000-11/2/2000                            81,805,893     81,805,893
------------------------------------------------------------------------------------
Caterpillar Financial Services
   6.69%-6.90%*, 11/1/2000-1/16/2001                     155,000,000    155,102,640
------------------------------------------------------------------------------------
Chrysler Financing Company, LLC
   6.71%*, 11/16/2000                                     13,000,000     13,002,800
------------------------------------------------------------------------------------
CIT Group Holdings, Inc.
   6.64%-6.79%*, 11/1/2000-1/16/2001                     188,000,000    187,945,231
------------------------------------------------------------------------------------
COFCO Capital Corp.
   6.59%, 11/14/2000                                      35,000,000     34,917,594
------------------------------------------------------------------------------------
Comerica Bank
   6.54%*, 11/14/2000                                     40,000,000     39,992,650
------------------------------------------------------------------------------------
Commerz Europe (Ireland)
   6.71%-6.73%, 1/11/2001-1/22/2001                      180,000,000    177,547,289
------------------------------------------------------------------------------------
Corporate Receivables Corp.
   6.70%, 1/19/2001                                       50,000,000     49,280,222
------------------------------------------------------------------------------------
CSN Overseas
   6.57%-6.65%, 11/29/2000-12/5/2000                      61,494,000     61,147,764
------------------------------------------------------------------------------------
CXC, Inc.
   6.70%, 1/22/2001                                       80,000,000     78,804,622
------------------------------------------------------------------------------------
Den Danske Corp.
   6.68%, 1/5/2001                                        81,000,000     80,039,138
------------------------------------------------------------------------------------
Eureka Securitization, Inc.
   6.54%-6.55%, 11/1/2000-11/9/2000                      100,000,000     99,927,556
------------------------------------------------------------------------------------
Fleet National Bank
   6.74%*, 11/21/2000                                     40,000,000     40,036,485
------------------------------------------------------------------------------------
Ford Motor Credit Co.
   6.60%-6.92%*, 11/24/2000-1/16/2001                     59,000,000     59,038,720
------------------------------------------------------------------------------------
Forrestal Funding Master
   6.64%-6.72%, 1/29/2001-2/21/2001                      173,227,000    169,877,981


    The accompanying notes are an integral part of the financial statements.

                                       6

                                                             Principal
                                                              Amount      Value
------------------------------------------------------------------------------------
Fortune Brands, Inc.
   6.54%-6.62%, 11/21/2000-11/22/2000                 $   25,000,000 $   24,906,194
------------------------------------------------------------------------------------
Four Winds Funding Corp.
   6.54%-6.66%, 11/7/2000-2/1/2001                       172,000,000    169,465,297
------------------------------------------------------------------------------------
France Telecom SA
   6.54%-6.72%, 11/16/2000-2/27/2001                     148,040,000    146,083,908
------------------------------------------------------------------------------------
Galaxy Funding
   6.69%-6.89%, 12/7/2000-2/5/2001                       176,165,000    174,309,136
------------------------------------------------------------------------------------
Giro Funding US Corp.
   6.65%-6.70%, 1/9/2001-3/19/2001                       217,432,000    213,501,678
------------------------------------------------------------------------------------
Girsa Funding Corp.
   6.65%, 4/23/2001                                       60,000,000     58,141,331
------------------------------------------------------------------------------------
GMAC Mortgage Corporation of Pennsylvania
   6.77%*, 1/27/2001                                      37,000,000     36,999,871
------------------------------------------------------------------------------------
Goldman Sachs Group, L.P.
   6.79%-6.81%*, 12/27/2000-1/24/2001                     70,000,000     70,046,119
------------------------------------------------------------------------------------
Goldman Sachs Promissory Note
   6.62%-6.86%*, 11/1/2000-11/6/2000                     105,000,000    105,019,177
------------------------------------------------------------------------------------
Greenwich Funding Corp.
   6.61%-6.69%, 12/6/2000-1/5/2001                       178,406,000    177,111,740
------------------------------------------------------------------------------------
Household Finance Corp.
   6.71%-6.91%*, 12/26/2000-1/20/2001                    143,000,000    143,095,337
------------------------------------------------------------------------------------
HVB Finance
   6.74%, 1/16/2001                                      100,000,000     98,617,222
------------------------------------------------------------------------------------
International Securitization Corp.
   6.64%, 11/30/2000                                      25,000,000     24,868,493
------------------------------------------------------------------------------------
Intrepid Funding Corp.
   6.61%-6.68%, 12/7/2000-2/16/2001                      181,546,000    179,702,096
------------------------------------------------------------------------------------
Jupiter Securities Corp.
   6.67%-6.71%, 1/2/2001-1/29/2001                       111,303,000    109,663,399
------------------------------------------------------------------------------------
Jupiter Securitization
   6.60%, 1/4/2001                                        43,836,000     43,321,658
------------------------------------------------------------------------------------
Merrill Lynch & Co.
   6.60%-6.69%*, 11/12/2000-11/30/2000                   175,000,000    175,036,792
------------------------------------------------------------------------------------
Moat Funding LLC
   6.56%-6.84%, 11/29/2000-5/15/2001                     185,139,000    182,433,958

    The accompanying notes are an integral part of the financial statements.


                                       7

                                                             Principal
                                                              Amount      Value
------------------------------------------------------------------------------------
Monte Rosa Capital Corp.
   6.58%-6.72% , 11/13/2000-1/10/2001                 $   90,727,000 $   90,031,710
------------------------------------------------------------------------------------
Moriarty LLC
   6.70%-6.71%, 1/17/2001-1/23/2001                      175,000,000    172,427,403
------------------------------------------------------------------------------------
NATC California LLC
   6.55%, 1/25/2001                                       70,000,000     68,917,431
------------------------------------------------------------------------------------
National Bank of Canada
   6.65%-6.70%, 1/16/2001-1/24/2001                       95,000,000     93,575,444
------------------------------------------------------------------------------------
National Rural Utility
   6.73%* , 1/20/2001                                    170,000,000    170,000,000
------------------------------------------------------------------------------------
Nordebanken North America
   6.75%, 1/5/2001                                        25,000,000     24,703,438
------------------------------------------------------------------------------------
Northern Rock PLC
   6.75%, 1/22/2001                                       50,000,000     49,252,889
------------------------------------------------------------------------------------
Oakland-Alameda County Coliseum, California
   6.55%, 11/13/2000                                      37,300,000     37,300,000
------------------------------------------------------------------------------------
Old Kent Bank
   6.64%-6.67%* , 11/1/2000-7/3/2001                      75,000,000     74,992,179
------------------------------------------------------------------------------------
Old Line Funding Corp.
   6.57%, 11/17/2000                                      20,000,000     19,942,044
------------------------------------------------------------------------------------
Omnicom Finance, Inc.
   6.54%, 11/6/2000-11/21/2000                           115,000,000    114,720,139
------------------------------------------------------------------------------------
Pacific Gas and Electric
   6.65%, 1/12/2001-1/19/2001                             73,000,000     71,981,162
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
   6.54%, 11/27/2000                                      56,098,000     55,834,651
------------------------------------------------------------------------------------
Private Export Funding
   6.62%, 4/26/2001                                       25,000,000     24,217,778
------------------------------------------------------------------------------------
Prudential Funding Corp.
   6.67%-6.73%*, 12/18/2000-1/18/2001                    125,000,000    123,816,132
------------------------------------------------------------------------------------
Quincy Capital Corp.
   6.55%-6.59%, 11/6/2000-12/14/2000                     185,363,000    184,559,247
------------------------------------------------------------------------------------
Royal Bank of Scotland
   6.55%*, 11/10/2000                                     20,500,000     20,498,241
------------------------------------------------------------------------------------
Scaldis Capital, LLC
   6.63%-6.98%, 11/29/2000-3/27/2001                     156,758,000    154,596,826

    The accompanying notes are an integral part of the financial statements.


                                       8

                                                             Principal
                                                              Amount      Value
------------------------------------------------------------------------------------
Sheffield Receivables Corp.
   6.55%, 11/2/2000                                   $  100,000,000 $   99,981,889
------------------------------------------------------------------------------------
Sigma Finance
   6.62%-6.87%*, 11/3/2000-2/12/2001                     134,275,000    132,587,953
------------------------------------------------------------------------------------
SMM Trust 1999-A
   6.64%*, 11/13/2000                                    105,000,000    105,000,000
------------------------------------------------------------------------------------
Southern California Edison
   6.67%, 2/2/2001                                        20,000,000     19,662,100
------------------------------------------------------------------------------------
Spintab AB
   6.78%, 12/14/2000                                      57,750,000     57,294,738
------------------------------------------------------------------------------------
Stellar Funding Group
   6.91%, 12/15/2000                                      47,759,000     47,368,782
------------------------------------------------------------------------------------
Superior Funding Capital
   6.56%-6.64%, 11/30/2000-1/8/2001                       52,098,000     51,631,432
------------------------------------------------------------------------------------
Surrey Funding Corp.
   6.57%, 11/3/2000                                      131,567,000    131,519,197
------------------------------------------------------------------------------------
Texas Veterans Housing Assistance, General Obligation
   6.60%*, 11/1/2000                                      19,755,000     19,755,000
------------------------------------------------------------------------------------
TransAmerica Finance Corp.
   6.78%*, 12/1/2000                                      20,000,000     20,000,000
------------------------------------------------------------------------------------
Xerox Capital Corp.
   6.69%*, 11/8/2000                                      10,000,000      9,999,628
------------------------------------------------------------------------------------
WCP Funding, Inc.
   6.60%, 12/5/2000                                       35,000,000     34,785,139
------------------------------------------------------------------------------------
Total Commercial Paper (Cost $7,493,582,361)                           7,493,582,361
------------------------------------------------------------------------------------

Certificates of Deposit and Bank Notes -- 21.9%
------------------------------------------------------------------------------------
Abbey National Bank
   6.73%, 1/22/2001                                       50,000,000     50,000,000
------------------------------------------------------------------------------------
Allfirst Bank
   6.57%-6.62%*, 11/10/2000-11/30/2000                   100,000,000     99,998,904
------------------------------------------------------------------------------------
American Express Centurian Bank
   6.58%-6.67%*, 11/1/2000-11/23/2000                    157,000,000    156,993,731
------------------------------------------------------------------------------------
Amsouth Bank
   6.72%*, 11/1/2000                                      40,000,000     39,996,667

    The accompanying notes are an integral part of the financial statements.

                                       9

                                                             Principal
                                                              Amount      Value
------------------------------------------------------------------------------------
Bank of America
   6.67%*, 11/1/2000                                  $   75,000,000 $   75,000,000
------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
   7.18%, 5/10/2001                                       50,000,000     49,997,540
------------------------------------------------------------------------------------
CIBC New York
   6.58%*, 11/1/2000                                     125,000,000    124,940,648
------------------------------------------------------------------------------------
CIT Group Holdings, Inc.
   6.61%*, 12/6/2000                                      15,000,000     14,995,659
------------------------------------------------------------------------------------
Comerica Bank
   6.57%-6.66%*, 11/1/2000-11/12/2000                    115,000,000    114,985,093
------------------------------------------------------------------------------------
Commerzbank AG New York
   6.57%*, 11/3/2000                                     125,000,000    124,962,296
------------------------------------------------------------------------------------
CS First Boston, Inc.
   6.61%*, 11/20/2000                                    100,000,000    100,000,000
------------------------------------------------------------------------------------
Dresdner US Finance, Inc.
   7.22%, 5/8/2001                                        50,000,000     49,995,134
------------------------------------------------------------------------------------
FCC National
   6.71%*, 12/2/2000                                      50,000,000     50,006,675
------------------------------------------------------------------------------------
First Union National Bank
   6.67%-6.69%*, 11/1/2000                               170,000,000    170,000,000
------------------------------------------------------------------------------------
Fleet National Bank
   6.56%*, 11/20/2000                                    110,000,000    109,964,642
------------------------------------------------------------------------------------
Harris Trust and Savings Bank
   6.56%*, 11/12/2000                                     45,000,000     44,989,003
------------------------------------------------------------------------------------
Household Finance Corp.
   6.82%*, 11/4/2000                                      25,000,000     25,011,479
------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.
   6.61%*, 11/17/2000                                     70,000,000     70,000,000
------------------------------------------------------------------------------------
Key Bank Corp.
   6.63%-6.68%*, 11/8/2000-11/25/2000                    100,000,000     99,986,441
------------------------------------------------------------------------------------
Merita Bank
   6.56%-6.62%*, 11/3/2000-11/29/2000                     95,000,000     94,993,587
------------------------------------------------------------------------------------
National Bank of Canada
   6.68%*, 11/22/2000                                     10,000,000      9,999,719
------------------------------------------------------------------------------------
National City Bank of Cleveland
   6.57%-6.79%*, 11/22/2000-1/5/2001                      45,000,000     45,002,185


    The accompanying notes are an integral part of the financial statements.

                                       10

                                                             Principal
                                                              Amount      Value
------------------------------------------------------------------------------------
Old Kent Bank
   6.66%-6.67%*, 11/1/2000                            $   85,000,000 $   84,998,741
------------------------------------------------------------------------------------
Royal Bank of Scotland
   6.60%*, 11/6/2000                                      70,000,000     70,000,000
------------------------------------------------------------------------------------
U.S. Bank, N.A.
   6.63%-6.74%*, 11/1/2000-11/21/2000                    170,000,000    169,996,797
------------------------------------------------------------------------------------
Wells Fargo
   6.69%, 1/17/2001                                       50,000,000     50,000,000
------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes (Cost $2,096,814,941)     2,096,814,941
------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $9,590,397,302) (a)        $9,590,397,302
------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

     (a)  Cost for federal income tax purposes was $9,590,397,302.

     * Variable rate securities. The rates shown are the current rates at October 31, 2000. The dates shown represent the demand date or the next interest rate change date.




    The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities

as of October 31, 2000 (Unaudited)
------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolio of investments):
------------------------------------------------------------------------------------
Short-term notes                                                     $9,590,397,302
------------------------------------------------------------------------------------
Cash                                                                             --
------------------------------------------------------------------------------------
Interest receivable                                                      29,500,467
                                                                    ----------------
------------------------------------------------------------------------------------
Total assets                                                          9,619,897,769
------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------
Due to custodian bank                                                    29,923,486
------------------------------------------------------------------------------------
Dividends payable                                                        48,489,311
------------------------------------------------------------------------------------
Accrued management fee                                                    2,099,945
------------------------------------------------------------------------------------
Other accrued expenses and payables                                       5,660,650
                                                                    ----------------
------------------------------------------------------------------------------------
Total liabilities                                                        86,173,392
------------------------------------------------------------------------------------
Net assets, at value                                                 $9,533,724,377
------------------------------------------------------------------------------------
Institutional Shares
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                          $  611,798,492
------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited
number of shares authorized                                             611,798,492
------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net
assets/shares outstanding)                                           $         1.00
------------------------------------------------------------------------------------
Premier Money Market Shares
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                          $1,848,273,196
------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited
number of shares authorized                                           1,848,273,196
------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net
assets/shares outstanding)                                           $         1.00
------------------------------------------------------------------------------------
Premium Reserve Money Market Shares
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                          $   54,327,286
------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited
number of shares authorized                                              54,327,286
------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net
assets/shares outstanding)                                           $         1.00
------------------------------------------------------------------------------------
Service Shares
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                          $7,019,325,403
------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited
number of shares authorized                                           7,019,325,403
------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net
assets/shares outstanding)                                           $         1.00
------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statement of Operations

Six months ended October 31, 2000 (Unaudited)
------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------
Interest                                                             $  282,730,201
                                                                    ----------------
------------------------------------------------------------------------------------
Expenses:
------------------------------------------------------------------------------------
Management fee                                                            6,708,011
------------------------------------------------------------------------------------
Services to shareholders                                                 12,165,935
------------------------------------------------------------------------------------
Custodian fees                                                              481,573
------------------------------------------------------------------------------------
Distribution services fees                                               22,077,035
------------------------------------------------------------------------------------
Administrative services fees                                              1,672,546
------------------------------------------------------------------------------------
Auditing                                                                     31,088
------------------------------------------------------------------------------------
Legal                                                                        33,346
------------------------------------------------------------------------------------
Trustees' fees and expenses                                                  89,837
------------------------------------------------------------------------------------
Reports to shareholders                                                     590,007
------------------------------------------------------------------------------------
Registration fees                                                         1,202,358
------------------------------------------------------------------------------------
Other                                                                       281,372
                                                                    ----------------
------------------------------------------------------------------------------------
Total expenses, before expense reductions                                45,333,108
------------------------------------------------------------------------------------
Expense reductions                                                       (4,246,419)
                                                                    ----------------
------------------------------------------------------------------------------------
Total expenses, after expense reductions                                 41,086,689
------------------------------------------------------------------------------------
Net investment income                                                   241,643,512
------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $  241,643,512
------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets


                                                        Six Months
                                                          Ended        Year Ended
                                                       October 31,      April 30,
                                                     2000 (Unaudited)     2000
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------
Net investment income                                $  241,643,512  $  233,355,368
                                                     --------------  ---------------
------------------------------------------------------------------------------------
Net increase in net assets resulting from operations    241,643,512     233,355,368
                                                     --------------  ---------------
------------------------------------------------------------------------------------
Distributions to shareholders from net investment
income                                                 (241,643,512)   (233,355,368)
                                                     --------------  ---------------
------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:

Institutional Shares:
------------------------------------------------------------------------------------
Proceeds from shares sold                             1,193,567,112     748,054,449
------------------------------------------------------------------------------------
Reinvestment of distributions                             6,730,006       4,996,572
------------------------------------------------------------------------------------
Cost of shares redeemed                                (771,473,108)   (570,178,147)
                                                     --------------  ---------------
------------------------------------------------------------------------------------
                                                        428,824,010     182,872,874
------------------------------------------------------------------------------------
Premier Money Market Shares (a):
------------------------------------------------------------------------------------
Proceeds from shares sold                             2,334,119,171      11,951,644
------------------------------------------------------------------------------------
Reinvestment of distributions                            26,789,042           5,653
------------------------------------------------------------------------------------
Cost of shares redeemed                                (523,993,801)       (598,513)
                                                     --------------  ---------------
------------------------------------------------------------------------------------
                                                      1,836,914,412      11,358,784
------------------------------------------------------------------------------------
Premium Reserve Money Market Shares:
------------------------------------------------------------------------------------
Proceeds from shares sold                                71,088,124      37,164,706
------------------------------------------------------------------------------------
Reinvestment of distributions                               688,812         300,324
------------------------------------------------------------------------------------
Cost of shares redeemed                                 (34,381,779)    (20,804,478)
                                                     --------------  ---------------
------------------------------------------------------------------------------------
                                                         37,395,157      16,660,552
------------------------------------------------------------------------------------
Service Shares:
------------------------------------------------------------------------------------
Proceeds from shares sold                            24,732,599,058  46,591,548,249
------------------------------------------------------------------------------------
Reinvestment of distributions                           186,135,342     199,345,248
------------------------------------------------------------------------------------
Cost of shares redeemed                             (24,214,316,285)(43,819,371,616)
                                                     --------------  ---------------
------------------------------------------------------------------------------------
                                                        704,418,115   2,971,521,881
------------------------------------------------------------------------------------
Premier Money Market Shares (closed):
------------------------------------------------------------------------------------
Proceeds from shares sold                                        --             362
------------------------------------------------------------------------------------
Reinvestment of distributions                                    --           2,012
------------------------------------------------------------------------------------
Cost of shares redeemed                                          --        (103,701)
                                                     --------------  ---------------
------------------------------------------------------------------------------------
                                                                 --        (101,327)
                                                     --------------  ---------------
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                    3,007,551,694   3,182,312,764
------------------------------------------------------------------------------------
Increase (decrease) in net assets                     3,007,551,694   3,182,312,764
------------------------------------------------------------------------------------
Net assets at beginning of period                     6,526,172,683   3,343,859,919
------------------------------------------------------------------------------------
Net assets at end of period                          $9,533,724,377  $6,526,172,683
------------------------------------------------------------------------------------

(a)  Premier Money Market Shares commenced operations on February 23, 2000.



    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

Years ended April 30,                        2000(a)         2000        1999(b)
------------------------------------------------------------------------------------
Net asset value, beginning of period      $    1.00          1.00          1.00
------------------------------------------------------------------------------------
   Net investment income                        .03           .05           .01
------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                      (.03)         (.05)         (.01)
------------------------------------------------------------------------------------
Net asset value, end of period            $    1.00          1.00          1.00
------------------------------------------------------------------------------------
Total Return (%) (c)                           3.05**        5.05          1.18**
------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)      54,327        16,932           272
------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                                  .54*          .68           .67*
------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                                  .54*          .68           .67*
------------------------------------------------------------------------------------
Ratio of net investment income (%)             6.15*         5.31          4.38*
------------------------------------------------------------------------------------

(a)  For the six months ended October 31, 2000 (Unaudited).

(b) For the period January 22, 1999 (commencement of operations) to April 30, 1999.

(c)  Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Effective November 16, 1999, the Board terminated the then existing Premier Money Market Class. The Retail shares were renamed the Premium Reserve Money Market Shares effective December 29, 1999. Effective February 23, 2000, the Board created a new class of shares, the Premier Money Market Class. Government Securities Portfolio currently offers two classes of shares: Premier Money Market (effective March 1, 2000) and Service. Tax-Exempt Portfolio currently offers four classes of shares: Premier Money Market (effective March 7, 2000), Managed (effective November 17, 1999), Institutional (effective November 17, 1999) and Service. This report contains financial statements and financial highlights for the Premium Reserve Money Market shares of the Money Market Portfolio.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class-specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. The Portfolio values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets of the portfolio declining to 0.15% of average daily net assets of the portfolio in excess of $3 billion. During the six months ended October 31, 2000, the Portfolio incurred management fees as follows:

                                                    Management   Effective
                                                       fees         rate
--------------------------------------------------------------------------------
Money Market Portfolio                           $    6,708,011     .16%
--------------------------------------------------------------------------------


Distribution Agreement. The Fund has a distribution agreement with Kemper Distributors, Inc. ("KDI"). For its services as primary distributor, the Fund pays KDI an annual fee of 0.60% of average daily net assets for the Service shares of the Money Market Portfolio and 0.25% of average net assets for the Premier Money Market shares pursuant to separate Rule 12b-1 plans for this Fund. For the six months ended October 31, 2000, the Portfolio incurred distribution services fees as follows:

                                                                  Distribution
                                                                  services fees
--------------------------------------------------------------------------------
Money Market Portfolio
(after $4,130,749 of expense waiver)                             $   17,946,286
--------------------------------------------------------------------------------

The Fund has an administrative and shareholder services agreement with KDI for providing information and administrative services to shareholders. The Premium Reserve Money Market and Premier Money Market shares of the Portfolio pay KDI a fee at an annual rate of up to 0.25% of average daily net assets. Institutional shares of the Money Market Portfolio pay KDI a fee at an annual rate of up to 0.15% of average daily net assets. For the six months ended October 31, 2000, the Portfolio incurred administrative services fees as follows:

                                                                 Administrative
                                                                  services fees
--------------------------------------------------------------------------------
Money Market Portfolio (after $70,311 of expense waiver)         $    1,602,235
--------------------------------------------------------------------------------

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Fund. Under the agreement, for the six months ended October 31, 2000, KSvC received shareholder services fees as follows:

                                                                    Shareholder
                                                                   services fees
--------------------------------------------------------------------------------
Money Market Portfolio                                            $   10,465,636
--------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the six months ended October 31, 2000, the Portfolio made no payments to its officers and incurred Trustees' fees to independent Trustees as follows:

                                                                 Trustees' fees
--------------------------------------------------------------------------------
Money Market Portfolio                                           $       89,837
--------------------------------------------------------------------------------

Expense Absorption. Scudder Kemper has agreed temporarily to limit the Portfolio's operating expenses to the following percentages of average daily net assets: Money Market Portfolio Institutional shares (0.25%), Premier Money Market, Premium

Reserve Money Market and Service shares (1.00%). For the six months ended October 31, 2000, Scudder Kemper did not absorb any expenses.

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's expenses. During the period, the Money Market Portfolio custody and transfer agent fees were reduced as follows:

                                                     Custodian   Transfer Agent
--------------------------------------------------------------------------------
Money Market Portfolio                            $     8,616    $    36,744
--------------------------------------------------------------------------------

4. Line of Credit

The Fund and several Kemper funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

Officers and Trustees

Kathryn L. Quirk*
     Chairperson, Assistant Secretary and Trustee

Dr. Rosita P. Chang
     Trustee; Professor of Finance,
     University of Hawaii

Edgar R. Fiedler
     Trustee; Senior Fellow and Economic Counsellor,
     The Conference Board, Inc.

Dr. J. D. Hammond
     Trustee; Dean Emeritus, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
     Trustee; University Marshal and Senior Lecturer,
     Harvard University

Brian Cohen
     President, Farmers Investment Trust

Frank J. Rachwalski, Jr.*
     Vice President

John Millette*
     Vice President and Secretary

John R. Hebble*
     Treasurer

Caroline Pearson*
     Assistant Secretary



* Scudder Kemper Investments, Inc.

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                                       22
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                                       23

Farmers Financial Solutions -- helping you get to where you want to be.

Working with your Farmers agent* to better understand your financial needs, clarify your goals, and develop steps you can take towards those goals.

*The securities are offered through your agent, a registered representative of Farmers Financial Solutions, LLC.



Scudder Kemper Investments is the adviser to Farmers Money Market Portfolio. Scudder Kemper Investments has over 80 years of money management experience and offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined long-term investment strategies. Scudder Kemper Investments manages more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.



This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Kemper Distributors, Inc. is the principal underwriter of Farmers Money Market Portfolio.

Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.

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